Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds II, Inc.
Entity Central Index Key	0001738072
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000202342
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class I Shares
Trading Symbol	HICUI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 9.19%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.62%.

What contributed to performance?

The Fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by property & casualty and media & entertainment.

What detracted from performance?

Detractors from absolute performance were minimal and limited to the Fund’s use of currency hedges.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 16	$9,873	$10,110	$9,839
Feb 16	$9,928	$10,182	$9,896
Mar 16	$10,181	$10,307	$10,335
Apr 16	$10,471	$10,377	$10,740
May 16	$10,517	$10,385	$10,806
Jun 16	$10,536	$10,568	$10,906
Jul 16	$10,756	$10,655	$11,201
Aug 16	$10,968	$10,667	$11,435
Sep 16	$11,032	$10,669	$11,511
Oct 16	$11,038	$10,598	$11,556
Nov 16	$11,054	$10,360	$11,501
Dec 16	$11,243	$10,391	$11,713
Jan 17	$11,375	$10,428	$11,883
Feb 17	$11,551	$10,508	$12,056
Mar 17	$11,535	$10,505	$12,029
Apr 17	$11,672	$10,592	$12,168
May 17	$11,768	$10,674	$12,273
Jun 17	$11,772	$10,664	$12,290
Jul 17	$11,924	$10,718	$12,426
Aug 17	$11,922	$10,810	$12,421
Sep 17	$12,025	$10,772	$12,533
Oct 17	$12,071	$10,785	$12,586
Nov 17	$12,038	$10,769	$12,554
Dec 17	$12,075	$10,816	$12,592
Jan 18	$12,157	$10,712	$12,667
Feb 18	$12,044	$10,610	$12,560
Mar 18	$11,978	$10,664	$12,484
Apr 18	$12,067	$10,593	$12,565
May 18	$12,069	$10,651	$12,562
Jun 18	$12,112	$10,635	$12,612
Jul 18	$12,248	$10,657	$12,750
Aug 18	$12,322	$10,710	$12,844
Sep 18	$12,384	$10,664	$12,915
Oct 18	$12,143	$10,575	$12,709
Nov 18	$12,048	$10,622	$12,599
Dec 18	$11,748	$10,789	$12,329
Jan 19	$12,288	$10,937	$12,887
Feb 19	$12,502	$10,949	$13,101
Mar 19	$12,588	$11,147	$13,224
Apr 19	$12,779	$11,163	$13,412
May 19	$12,607	$11,334	$13,253
Jun 19	$12,919	$11,494	$13,555
Jul 19	$13,009	$11,528	$13,631
Aug 19	$13,123	$11,789	$13,686
Sep 19	$13,171	$11,738	$13,736
Oct 19	$13,225	$11,776	$13,773
Nov 19	$13,291	$11,773	$13,818
Dec 19	$13,547	$11,791	$14,095
Jan 20	$13,515	$12,003	$14,098
Feb 20	$13,320	$12,182	$13,900
Mar 20	$11,860	$11,944	$12,307
Apr 20	$12,458	$12,184	$12,864
May 20	$13,008	$12,297	$13,426
Jun 20	$13,084	$12,400	$13,554
Jul 20	$13,709	$12,618	$14,185
Aug 20	$13,829	$12,545	$14,322
Sep 20	$13,695	$12,522	$14,175
Oct 20	$13,769	$12,478	$14,245
Nov 20	$14,288	$12,640	$14,809
Dec 20	$14,534	$12,684	$15,088
Jan 21	$14,541	$12,604	$15,138
Feb 21	$14,652	$12,442	$15,194
Mar 21	$14,666	$12,297	$15,217
Apr 21	$14,848	$12,400	$15,382
May 21	$14,883	$12,448	$15,427
Jun 21	$15,095	$12,538	$15,633
Jul 21	$15,132	$12,664	$15,692
Aug 21	$15,211	$12,656	$15,774
Sep 21	$15,206	$12,548	$15,773
Oct 21	$15,183	$12,538	$15,744
Nov 21	$15,014	$12,553	$15,589
Dec 21	$15,314	$12,544	$15,882
Jan 22	$14,910	$12,269	$15,449
Feb 22	$14,780	$12,102	$15,290
Mar 22	$14,690	$11,777	$15,116
Apr 22	$14,179	$11,338	$14,579
May 22	$14,132	$11,400	$14,613
Jun 22	$13,222	$11,173	$13,629
Jul 22	$14,056	$11,453	$14,433
Aug 22	$13,717	$11,156	$14,101
Sep 22	$13,176	$10,675	$13,542
Oct 22	$13,559	$10,558	$13,893
Nov 22	$13,791	$10,952	$14,193
Dec 22	$13,711	$10,914	$14,106
Jan 23	$14,278	$11,253	$14,643
Feb 23	$14,066	$10,976	$14,456
Mar 23	$14,263	$11,234	$14,609
Apr 23	$14,408	$11,303	$14,756
May 23	$14,238	$11,185	$14,620
Jun 23	$14,471	$11,168	$14,865
Jul 23	$14,670	$11,179	$15,071
Aug 23	$14,701	$11,112	$15,114
Sep 23	$14,545	$10,847	$14,934
Oct 23	$14,374	$10,684	$14,758
Nov 23	$14,976	$11,165	$15,427
Dec 23	$15,519	$11,588	$16,002
Jan 24	$15,538	$11,560	$16,002
Feb 24	$15,601	$11,422	$16,048
Mar 24	$15,808	$11,534	$16,238
Apr 24	$15,686	$11,264	$16,086
May 24	$15,851	$11,451	$16,262
Jun 24	$16,023	$11,556	$16,416
Jul 24	$16,298	$11,818	$16,735
Aug 24	$16,536	$11,992	$17,008
Sep 24	$16,758	$12,157	$17,283
Oct 24	$16,653	$11,881	$17,190
Nov 24	$16,852	$12,006	$17,387
Dec 24	$16,797	$11,824	$17,313
Jan 25	$17,018	$11,896	$17,550
Feb 25	$17,119	$12,142	$17,668
Mar 25	$16,912	$12,139	$17,487
Apr 25	$16,957	$12,182	$17,484
May 25	$17,252	$12,120	$17,777
Jun 25	$17,581	$12,309	$18,104
Jul 25	$17,700	$12,291	$18,186
Aug 25	$17,909	$12,439	$18,413
Sep 25	$18,033	$12,571	$18,563
Oct 25	$18,104	$12,654	$18,592
Nov 25	$18,238	$12,730	$18,700
Dec 25	$18,440	$12,721	$18,806

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	9.19%	4.79%	6.31%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.62	4.50	6.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,180,044,570
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 4,753,941
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,180,044,570
Number of Portfolio Holdings...
1,224
Net Investment Advisory Fees...
$4,753,941
Portfolio Turnover Rate...
56%

Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
2.4%
BBB/Baa...
3.1
BB/Ba...
39.8
B...
44.8
CCC/Caa...
9.2
CC/Ca...
0.0Footnote Reference(c)
C...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

C000202343
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class III Shares
Trading Symbol	HCIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 9.09%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.62%.

What contributed to performance?

The Fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by property & casualty and media & entertainment.

What detracted from performance?

Detractors from absolute performance were minimal and limited to the Fund’s use of currency hedges.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 16	$9,872	$10,110	$9,839
Feb 16	$9,926	$10,182	$9,896
Mar 16	$10,177	$10,307	$10,335
Apr 16	$10,481	$10,377	$10,740
May 16	$10,510	$10,385	$10,806
Jun 16	$10,541	$10,568	$10,906
Jul 16	$10,759	$10,655	$11,201
Aug 16	$10,953	$10,667	$11,435
Sep 16	$11,015	$10,669	$11,511
Oct 16	$11,019	$10,598	$11,556
Nov 16	$11,048	$10,360	$11,501
Dec 16	$11,235	$10,391	$11,713
Jan 17	$11,365	$10,428	$11,883
Feb 17	$11,522	$10,508	$12,056
Mar 17	$11,504	$10,505	$12,029
Apr 17	$11,654	$10,592	$12,168
May 17	$11,732	$10,674	$12,273
Jun 17	$11,734	$10,664	$12,290
Jul 17	$11,899	$10,718	$12,426
Aug 17	$11,878	$10,810	$12,421
Sep 17	$11,995	$10,772	$12,533
Oct 17	$12,038	$10,785	$12,586
Nov 17	$12,003	$10,769	$12,554
Dec 17	$12,037	$10,816	$12,592
Jan 18	$12,116	$10,712	$12,667
Feb 18	$12,002	$10,610	$12,560
Mar 18	$11,934	$10,664	$12,484
Apr 18	$12,020	$10,593	$12,565
May 18	$12,020	$10,651	$12,562
Jun 18	$12,043	$10,635	$12,612
Jul 18	$12,193	$10,657	$12,750
Aug 18	$12,247	$10,710	$12,844
Sep 18	$12,323	$10,664	$12,915
Oct 18	$12,064	$10,575	$12,709
Nov 18	$11,967	$10,622	$12,599
Dec 18	$11,683	$10,789	$12,329
Jan 19	$12,218	$10,937	$12,887
Feb 19	$12,411	$10,949	$13,101
Mar 19	$12,511	$11,147	$13,224
Apr 19	$12,681	$11,163	$13,412
May 19	$12,525	$11,334	$13,253
Jun 19	$12,832	$11,494	$13,555
Jul 19	$12,920	$11,528	$13,631
Aug 19	$13,013	$11,789	$13,686
Sep 19	$13,075	$11,738	$13,736
Oct 19	$13,109	$11,776	$13,773
Nov 19	$13,188	$11,773	$13,818
Dec 19	$13,422	$11,791	$14,095
Jan 20	$13,406	$12,003	$14,098
Feb 20	$13,191	$12,182	$13,900
Mar 20	$11,759	$11,944	$12,307
Apr 20	$12,332	$12,184	$12,864
May 20	$12,893	$12,297	$13,426
Jun 20	$12,966	$12,400	$13,554
Jul 20	$13,582	$12,618	$14,185
Aug 20	$13,699	$12,545	$14,322
Sep 20	$13,563	$12,522	$14,175
Oct 20	$13,634	$12,478	$14,245
Nov 20	$14,145	$12,640	$14,809
Dec 20	$14,367	$12,684	$15,088
Jan 21	$14,389	$12,604	$15,138
Feb 21	$14,477	$12,442	$15,194
Mar 21	$14,507	$12,297	$15,217
Apr 21	$14,665	$12,400	$15,382
May 21	$14,716	$12,448	$15,427
Jun 21	$14,923	$12,538	$15,633
Jul 21	$14,937	$12,664	$15,692
Aug 21	$15,012	$12,656	$15,774
Sep 21	$15,003	$12,548	$15,773
Oct 21	$14,997	$12,538	$15,744
Nov 21	$14,828	$12,553	$15,589
Dec 21	$15,121	$12,544	$15,882
Jan 22	$14,719	$12,269	$15,449
Feb 22	$14,588	$12,102	$15,290
Mar 22	$14,476	$11,777	$15,116
Apr 22	$13,969	$11,338	$14,579
May 22	$13,940	$11,400	$14,613
Jun 22	$13,039	$11,173	$13,629
Jul 22	$13,838	$11,453	$14,433
Aug 22	$13,523	$11,156	$14,101
Sep 22	$12,986	$10,675	$13,542
Oct 22	$13,340	$10,558	$13,893
Nov 22	$13,588	$10,952	$14,193
Dec 22	$13,505	$10,914	$14,106
Jan 23	$14,040	$11,253	$14,643
Feb 23	$13,850	$10,976	$14,456
Mar 23	$14,020	$11,234	$14,609
Apr 23	$14,181	$11,303	$14,756
May 23	$14,011	$11,185	$14,620
Jun 23	$14,216	$11,168	$14,865
Jul 23	$14,409	$11,179	$15,071
Aug 23	$14,436	$11,112	$15,114
Sep 23	$14,302	$10,847	$14,934
Oct 23	$14,108	$10,684	$14,758
Nov 23	$14,720	$11,165	$15,427
Dec 23	$15,251	$11,588	$16,002
Jan 24	$15,265	$11,560	$16,002
Feb 24	$15,325	$11,422	$16,048
Mar 24	$15,525	$11,534	$16,238
Apr 24	$15,403	$11,264	$16,086
May 24	$15,561	$11,451	$16,262
Jun 24	$15,727	$11,556	$16,416
Jul 24	$15,971	$11,818	$16,735
Aug 24	$16,225	$11,992	$17,008
Sep 24	$16,416	$12,157	$17,283
Oct 24	$16,310	$11,881	$17,190
Nov 24	$16,501	$12,006	$17,387
Dec 24	$16,444	$11,824	$17,313
Jan 25	$16,681	$11,896	$17,550
Feb 25	$16,777	$12,142	$17,668
Mar 25	$16,571	$12,139	$17,487
Apr 25	$16,611	$12,182	$17,484
May 25	$16,897	$12,120	$17,777
Jun 25	$17,216	$12,309	$18,104
Jul 25	$17,304	$12,291	$18,186
Aug 25	$17,505	$12,439	$18,413
Sep 25	$17,647	$12,571	$18,563
Oct 25	$17,714	$12,654	$18,592
Nov 25	$17,816	$12,730	$18,700
Dec 25	$18,032	$12,721	$18,806

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	9.09%	4.57%	6.07%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.62	4.50	6.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,180,044,570
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 4,753,941
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,180,044,570
Number of Portfolio Holdings...
1,224
Net Investment Advisory Fees...
$4,753,941
Portfolio Turnover Rate...
56%

Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
2.4%
BBB/Baa...
3.1
BB/Ba...
39.8
B...
44.8
CCC/Caa...
9.2
CC/Ca...
0.0Footnote Reference(c)
C...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

C000202344
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class I Shares
Trading Symbol	CRBDI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 8.00%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.

What contributed to performance?

Allocations to agency residential mortgage-backed securities, U.S. investment-grade corporate bonds, and securitized assets made the largest contributions to absolute performance.

The Fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives did not have a material impact on results.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, there were no material detractors from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Bloomberg U.S. Aggregate Bond Index
Jan 16	$10,105	$10,138
Feb 16	$10,171	$10,210
Mar 16	$10,247	$10,303
Apr 16	$10,291	$10,343
May 16	$10,290	$10,345
Jun 16	$10,479	$10,531
Jul 16	$10,549	$10,598
Aug 16	$10,531	$10,586
Sep 16	$10,541	$10,580
Oct 16	$10,464	$10,499
Nov 16	$10,229	$10,250
Dec 16	$10,258	$10,265
Jan 17	$10,278	$10,285
Feb 17	$10,358	$10,354
Mar 17	$10,349	$10,349
Apr 17	$10,435	$10,428
May 17	$10,514	$10,509
Jun 17	$10,510	$10,498
Jul 17	$10,562	$10,543
Aug 17	$10,654	$10,638
Sep 17	$10,619	$10,587
Oct 17	$10,605	$10,593
Nov 17	$10,574	$10,580
Dec 17	$10,627	$10,628
Jan 18	$10,531	$10,506
Feb 18	$10,427	$10,406
Mar 18	$10,475	$10,473
Apr 18	$10,409	$10,395
May 18	$10,477	$10,469
Jun 18	$10,467	$10,456
Jul 18	$10,463	$10,459
Aug 18	$10,524	$10,526
Sep 18	$10,453	$10,458
Oct 18	$10,357	$10,376
Nov 18	$10,410	$10,438
Dec 18	$10,574	$10,630
Jan 19	$10,709	$10,742
Feb 19	$10,719	$10,736
Mar 19	$10,921	$10,942
Apr 19	$10,930	$10,945
May 19	$11,116	$11,139
Jun 19	$11,287	$11,279
Jul 19	$11,332	$11,304
Aug 19	$11,594	$11,597
Sep 19	$11,530	$11,535
Oct 19	$11,563	$11,570
Nov 19	$11,562	$11,564
Dec 19	$11,578	$11,556
Jan 20	$11,795	$11,778
Feb 20	$11,999	$11,990
Mar 20	$11,600	$11,920
Apr 20	$11,943	$12,132
May 20	$12,114	$12,188
Jun 20	$12,256	$12,265
Jul 20	$12,489	$12,448
Aug 20	$12,434	$12,348
Sep 20	$12,436	$12,341
Oct 20	$12,411	$12,286
Nov 20	$12,560	$12,406
Dec 20	$12,613	$12,424
Jan 21	$12,535	$12,334
Feb 21	$12,379	$12,156
Mar 21	$12,213	$12,005
Apr 21	$12,306	$12,099
May 21	$12,333	$12,139
Jun 21	$12,442	$12,224
Jul 21	$12,563	$12,361
Aug 21	$12,550	$12,337
Sep 21	$12,452	$12,231
Oct 21	$12,452	$12,227
Nov 21	$12,478	$12,263
Dec 21	$12,440	$12,232
Jan 22	$12,176	$11,968
Feb 22	$11,992	$11,835
Mar 22	$11,652	$11,506
Apr 22	$11,190	$11,069
May 22	$11,238	$11,141
Jun 22	$11,026	$10,966
Jul 22	$11,310	$11,234
Aug 22	$11,006	$10,917
Sep 22	$10,485	$10,445
Oct 22	$10,342	$10,310
Nov 22	$10,728	$10,689
Dec 22	$10,671	$10,641
Jan 23	$11,068	$10,968
Feb 23	$10,798	$10,684
Mar 23	$11,064	$10,956
Apr 23	$11,133	$11,022
May 23	$11,014	$10,902
Jun 23	$10,974	$10,863
Jul 23	$10,971	$10,856
Aug 23	$10,885	$10,786
Sep 23	$10,587	$10,512
Oct 23	$10,391	$10,346
Nov 23	$10,888	$10,815
Dec 23	$11,292	$11,229
Jan 24	$11,286	$11,198
Feb 24	$11,136	$11,040
Mar 24	$11,245	$11,142
Apr 24	$10,970	$10,860
May 24	$11,158	$11,044
Jun 24	$11,260	$11,149
Jul 24	$11,527	$11,409
Aug 24	$11,696	$11,573
Sep 24	$11,845	$11,728
Oct 24	$11,541	$11,437
Nov 24	$11,668	$11,558
Dec 24	$11,443	$11,369
Jan 25	$11,511	$11,430
Feb 25	$11,766	$11,681
Mar 25	$11,761	$11,685
Apr 25	$11,778	$11,731
May 25	$11,733	$11,647
Jun 25	$11,949	$11,826
Jul 25	$11,917	$11,795
Aug 25	$12,081	$11,936
Sep 25	$12,230	$12,067
Oct 25	$12,295	$12,142
Nov 25	$12,370	$12,217
Dec 25	$12,403	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	8.00%	(0.37)%	2.18%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 969,747,503
Holdings Count | Holding	2,903
Advisory Fees Paid, Amount	$ 3,531,262
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$969,747,503
Number of Portfolio Holdings...
2,903
Net Investment Advisory Fees...
$3,531,262
Portfolio Turnover Rate...
676%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
41.1%
Corporate Bonds...
22.1
U.S. Treasury Obligations...
11.5
Investment Companies...
10.8
Asset-Backed Securities...
6.4
Non-Agency Mortgage-Backed Securities...
5.1
Foreign Government Obligations...
1.9
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.2
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
18.8%
AA/Aa...
51.1
A...
6.2
BBB/Baa...
12.8
BB/Ba...
3.8
B...
1.4
CCC/Caa...
0.4
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
5.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202345
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class III Shares
Trading Symbol	CBIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 7.60%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.

What contributed to performance?

Allocations to agency residential mortgage-backed securities, U.S. investment-grade corporate bonds, and securitized assets made the largest contributions to absolute performance.

The Fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives did not have a material impact on results.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, there were no material detractors from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Bloomberg U.S. Aggregate Bond Index
Jan 16	$10,106	$10,138
Feb 16	$10,170	$10,210
Mar 16	$10,245	$10,303
Apr 16	$10,286	$10,343
May 16	$10,283	$10,345
Jun 16	$10,471	$10,531
Jul 16	$10,539	$10,598
Aug 16	$10,518	$10,586
Sep 16	$10,517	$10,580
Oct 16	$10,435	$10,499
Nov 16	$10,204	$10,250
Dec 16	$10,230	$10,265
Jan 17	$10,247	$10,285
Feb 17	$10,326	$10,354
Mar 17	$10,314	$10,349
Apr 17	$10,389	$10,428
May 17	$10,475	$10,509
Jun 17	$10,468	$10,498
Jul 17	$10,516	$10,543
Aug 17	$10,598	$10,638
Sep 17	$10,568	$10,587
Oct 17	$10,542	$10,593
Nov 17	$10,517	$10,580
Dec 17	$10,558	$10,628
Jan 18	$10,468	$10,506
Feb 18	$10,369	$10,406
Mar 18	$10,415	$10,473
Apr 18	$10,346	$10,395
May 18	$10,411	$10,469
Jun 18	$10,389	$10,456
Jul 18	$10,391	$10,459
Aug 18	$10,440	$10,526
Sep 18	$10,374	$10,458
Oct 18	$10,266	$10,376
Nov 18	$10,316	$10,438
Dec 18	$10,477	$10,630
Jan 19	$10,620	$10,742
Feb 19	$10,617	$10,736
Mar 19	$10,816	$10,942
Apr 19	$10,832	$10,945
May 19	$11,006	$11,139
Jun 19	$11,164	$11,279
Jul 19	$11,207	$11,304
Aug 19	$11,466	$11,597
Sep 19	$11,398	$11,535
Oct 19	$11,428	$11,570
Nov 19	$11,423	$11,564
Dec 19	$11,437	$11,556
Jan 20	$11,650	$11,778
Feb 20	$11,860	$11,990
Mar 20	$11,459	$11,920
Apr 20	$11,788	$12,132
May 20	$11,956	$12,188
Jun 20	$12,095	$12,265
Jul 20	$12,314	$12,448
Aug 20	$12,255	$12,348
Sep 20	$12,264	$12,341
Oct 20	$12,235	$12,286
Nov 20	$12,381	$12,406
Dec 20	$12,420	$12,424
Jan 21	$12,339	$12,334
Feb 21	$12,190	$12,156
Mar 21	$12,021	$12,005
Apr 21	$12,110	$12,099
May 21	$12,134	$12,139
Jun 21	$12,239	$12,224
Jul 21	$12,346	$12,361
Aug 21	$12,340	$12,337
Sep 21	$12,239	$12,231
Oct 21	$12,236	$12,227
Nov 21	$12,258	$12,263
Dec 21	$12,217	$12,232
Jan 22	$11,951	$11,968
Feb 22	$11,765	$11,835
Mar 22	$11,435	$11,506
Apr 22	$10,972	$11,069
May 22	$11,028	$11,141
Jun 22	$10,814	$10,966
Jul 22	$11,093	$11,234
Aug 22	$10,788	$10,917
Sep 22	$10,278	$10,445
Oct 22	$10,133	$10,310
Nov 22	$10,502	$10,689
Dec 22	$10,454	$10,641
Jan 23	$10,834	$10,968
Feb 23	$10,563	$10,684
Mar 23	$10,823	$10,956
Apr 23	$10,888	$11,022
May 23	$10,768	$10,902
Jun 23	$10,725	$10,863
Jul 23	$10,718	$10,856
Aug 23	$10,629	$10,786
Sep 23	$10,342	$10,512
Oct 23	$10,145	$10,346
Nov 23	$10,623	$10,815
Dec 23	$11,019	$11,229
Jan 24	$11,021	$11,198
Feb 24	$10,869	$11,040
Mar 24	$10,962	$11,142
Apr 24	$10,699	$10,860
May 24	$10,870	$11,044
Jun 24	$10,967	$11,149
Jul 24	$11,239	$11,409
Aug 24	$11,391	$11,573
Sep 24	$11,534	$11,728
Oct 24	$11,231	$11,437
Nov 24	$11,364	$11,558
Dec 24	$11,139	$11,369
Jan 25	$11,202	$11,430
Feb 25	$11,450	$11,681
Mar 25	$11,431	$11,685
Apr 25	$11,456	$11,731
May 25	$11,408	$11,647
Jun 25	$11,606	$11,826
Jul 25	$11,570	$11,795
Aug 25	$11,740	$11,936
Sep 25	$11,871	$12,067
Oct 25	$11,931	$12,142
Nov 25	$12,001	$12,217
Dec 25	$12,026	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.60%	(0.67)%	1.86%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 969,747,503
Holdings Count | Holding	2,903
Advisory Fees Paid, Amount	$ 3,531,262
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$969,747,503
Number of Portfolio Holdings...
2,903
Net Investment Advisory Fees...
$3,531,262
Portfolio Turnover Rate...
676%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
41.1%
Corporate Bonds...
22.1
U.S. Treasury Obligations...
11.5
Investment Companies...
10.8
Asset-Backed Securities...
6.4
Non-Agency Mortgage-Backed Securities...
5.1
Foreign Government Obligations...
1.9
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.2
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
18.8%
AA/Aa...
51.1
A...
6.2
BBB/Baa...
12.8
BB/Ba...
3.8
B...
1.4
CCC/Caa...
0.4
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
5.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.